Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	$ 862,716
Depreciation	(193,358)	$ (762,813)	$ (748,571)
Closing balance June 30	669,358	862,716
Right-of-use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	862,716	771,029
Addition of new property being rented		854,500
Depreciation	(193,358)	(762,813)
Closing balance June 30	669,358	862,716	$ 771,029
Right-of-use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	2,374,100
Closing balance June 30	854,500	2,374,100
Right-of-use Assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	(1,511,384)
Closing balance June 30	$ (185,142)	$ (1,511,384)